Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total gains (losses) on derivative instruments	$ 1,839	$ 949	$ (161)
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	90	(84)	(145)
Amortization of amount excluded from hedge effectiveness	2,604	1,888	(11)
Reclassification from accumulated other comprehensive income	(855)	(855)	(5)
Realized Gains (Losses) [Member]
Total gains (losses) on derivative instruments	0	0	0
Unrealized Gains (Losses) [Member]
Total gains (losses) on derivative instruments	$ 1,839	$ 949	$ (161)